Contract liability - Disclosure of Expected Revenue Recognition Analysis for Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 4,333	SFr 10,046
Expected revenue recognition in year one after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability	SFr 4,333	6,409
Expected revenue recognition in year two after balance sheet date
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liability		SFr 3,637